SHARE-BASED PAYMENTS - Options granted to employees (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Number of options
Number of options, Granted (in shares) | shares		0		0	0
2008 Plan | Options granted to employees
Number of options
Number of options, Beginning of the year (in shares) | shares		1,249,435
Number of options, Exercised (in shares) | shares		(965)
Number of options, Forfeited/Expired (in shares) | shares		(193,428)
Number of options, End of the year (in shares) | shares		1,055,042		1,249,435
Vested and expected to vest, End of the year (in shares) | shares	17,237,222	17,237,222
Exercisable, End of the year (in shares) | shares	1,055,042	1,055,042
Weighted-average exercise price
Weighted-average exercise price, Beginning of the year (in dollars per share)	$ 0.75
Weighted-average exercise price, Exercised (in dollars per share)	0.75
Weighted-average exercise price, Forfeited/Expired (in dollars per share)	0.75
Weighted-average exercise price, End of the year (in dollars per share)	0.75		$ 0.75
Weighted-average exercise price, Vested and expected to vest at end of the year (in dollars per share)	0.67
Weighted-average exercise price, Exercisable at end of the year (in dollars per share)	0.75
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share)	6.86
Weighted-average grant-date fair value, Exercised (in dollars per share)	7.67
Weighted-average grant-date fair value, Forfeited/Expired (in dollars per share)	5.95
Weighted-average grant-date fair value, End of the year (in dollars per share)	7.02		$ 6.86
Weighted-average grant-date fair value, Vested and expected to vest at end of the year (in dollars per share)	2.37
Weighted-average grant-date fair value, Exercisable at end of the year (in dollars per share)	$ 7.02
Weighted-average remaining contractual term
Weighted-average remaining contractual term (in years)		9 years 7 days		10 years 7 days
Weighted-average remaining contractual term, Vested and expected to vest at end of the year (in years)		5 years 8 months 1 day
Weighted-average remaining contractual term, Exercisable at end of the year (in years)		9 years 7 days
Aggregate intrinsic Value
Aggregate intrinsic Value | $			$ 128
Intrinsic value of options exercised | ¥		¥ 0		¥ 884,679	¥ 881,376
Number of options, Exercised (in shares) | shares		965
Total fair value of the equity awards vested | ¥		¥ 0		¥ 8,583	¥ 34,671
2017 Plan | Options granted to employees
Number of options
Number of options, Granted (in shares) | shares		0		0	0